Balance Sheets - CAD ($)	Jun. 30, 2024	Dec. 31, 2023
Current
Cash	$ 64	$ 18,304
Accounts receivable	600	0
GST receivable	7,628	4,078
Assets Current	8,292	22,382
Mineral Property Interests (note 5)	104,502	98,992
Total Assets	112,794	121,374
Liabilities and Stockholders’ Deficiency
Accounts payable and accrued liabilities (notes 6 and 13)	70,813	76,546
Due to related parties (note 7)	95,090	82,328
Loan payable (note 8)	65,466	62,973
Convertible debentures (note 9)	534,589	519,589
Total Liabilities	765,958	741,436
Stockholders’ Deficiency
Capital stock (note 10)	27,736,269	27,736,269
Share subscription	19,000	0
Equity portion of convertible debentures (note 9)	33,706	33,706
Reserves	82,661	24,000
Deficit	(28,524,800)	(28,414,037)
Total Stockholders’ Deficiency	(653,164)	(620,062)
Total Liabilities and Stockholders’ Deficiency	$ 112,794	$ 121,374